Noncontrolling Interests - Additional Information (Details) - Buyout	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Minority Interest [Line Items]
Buyout of Noncontrolling Interest	0	0
Minimum
Minority Interest [Line Items]
Ownership interests in various joint ventures	51.00%
Maximum
Minority Interest [Line Items]
Ownership interests in various joint ventures	99.00%